LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Balance at January 1,	$ 4,744	$ 4,396
Grants received	68	212
Royalties paid	(35)	(31)
Amounts recorded in profit or loss	107	167
Ending balance	$ 4,884	$ 4,744